             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF


         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH


                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.





                                DATED MAY 1, 2000












AFLIAC Select Resource I & II

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY.....................................................3

SERVICES.................................................................3

UNDERWRITERS.............................................................3

ANNUITY BENEFIT PAYMENTS.................................................4

EXCHANGE OFFER...........................................................6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............8

PERFORMANCE INFORMATION..................................................8

FINANCIAL STATEMENTS.....................................................F-1


                         GENERAL INFORMATION AND HISTORY


Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 2, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.




Currently, 14 Sub-Accounts of the Variable Account are available under the Allmerica Select Resource II contract and the Allmerica Select Resource I contract, a predecessor contract no longer being sold (the "Contract".) Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust (the "Trust"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), or T. Rowe Price International Series, Inc. ("T. Rowe Price"). The Trust is managed by Allmerica Financial Investment Management Services, Inc. Fidelity VIP is managed by Fidelity Management & Research Company ("FMR"). The
T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc.

The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the Contract: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund, and the Money Market Fund. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio. One portfolio of
T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund and Portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First

Allmerica. The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $25,862,219, $31,179,269 and $29,686,895.



No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period.........................................$1.135000

(2)  Value of Assets -- Beginning of Valuation Period............................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses...................................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)....................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).........................................0.000039

(6)  Net Investment Rate (4) - (5).................................................................0.000296

                                       4


(7) Net Investment Factor 1.000000 + (6)...........................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)..........................................$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.



Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.



METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.


Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract.

Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM



To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:



     -    must be new payments to the Contract, including the initial payment,



     - must be allocated to the Fixed Account, which will be the source account,



     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and



     -    will receive the enhanced rate while they remain in the Fixed Account.



Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:



     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.



     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.



     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.


                             PERFORMANCE INFORMATION


Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


                 (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                ERV   =    the ending redeemable value of the $1,000 payment at
                           the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


       YEARS FROM DATE OF PAYMENT TO DATE        CHARGE AS PERCENTAGE OF NEW
                  OF WITHDRAWAL                  PURCHASE PAYMENTS WITHDRAWN
       ----------------------------------        ---------------------------
                      0 - 1                                  6.5%
                        2                                    6.0%
                        3                                    5.0%
                        4                                    4.0%
                        5                                    3.0%
                        6                                    2.0%
                        7                                    1.0%
                   More than 7                               0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =    EV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years


                 EV   =    the ending value of the $1,000 payment at the end of
                           the specified period


The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:




                  Yield                              4.66%
                  Effective Yield                    4.77%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)        ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                              Select
                                                                            Aggressive      Select      Select Growth      Select
                                                                              Growth        Growth        and Income       Income
                                                                           ------------   ------------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $307,191,165   $479,255,899   $376,756,029   $147,985,588
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --             --             --             --
                                                                           ------------   ------------  -------------   ------------
    Total  assets ......................................................    307,191,165    479,255,899    376,756,029    147,985,588

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         15,697         46,813        128,479         11,317
                                                                           ------------   ------------  -------------   ------------
    Net assets .........................................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Units outstanding, December 31, 1999 ...................................     85,192,294    134,059,012    140,727,270    110,437,461
Net asset value per unit, December 31, 1999 ............................   $   3.605672   $   3.574613   $   2.676294   $   1.339892


                                                                                             Select        Select          Select
                                                                               Money      International    Capital        Emerging
                                                                               Market        Equity      Appreciation      Markets
                                                                           ------------   -------------  ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $161,507,693   $228,765,678   $146,114,971   $ 18,406,508
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................        101,580           --             --             --
                                                                           ------------   -------------  ------------   ------------
    Total  assets ......................................................    161,609,273    228,765,678    146,114,971     18,406,508

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --           20,984         15,887         16,407
                                                                           ------------   -------------  ------------   ------------
    Net assets .........................................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Units outstanding, December 31, 1999 ...................................    127,048,118    109,511,148     62,949,269     14,502,193
Net asset value per unit, December 31, 1999 ............................   $   1.272032   $   2.088780   $   2.320902   $   1.268091


The accompanying notes are an integral part of these financial statements.

                                     ALLMERICA SELECT SEPARATE ACCOUNT

                                             DECEMBER 31, 1999

                                                                               Select           Select            Alliance
                                                                               Value           Strategic          Premier
                                                                            Opportunity         Growth            Growth
                                                                           ------------      ------------      --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $ 40,752,641      $ 19,538,593      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --                --                --
Investment in shares of T. Rowe Price International Series, Inc. .......           --                --                --
Investment in shares of Alliance Capital Management Series .............                                          6,581,982
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --                --                --
                                                                           ------------      ------------      --------------
    Total  assets ......................................................     40,752,641        19,538,593         6,581,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         21,088             5,317            15,796
                                                                           ------------      ------------      --------------
    Net assets .........................................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------
Units outstanding, December 31, 1999 ...................................     43,839,370        17,712,212         5,309,373
Net asset value per unit, December 31, 1999 ............................   $   0.929109      $   1.102814      $   1.236716


                                                                               Fidelity VIP     Fidelity VIP      Fidelity VIP
                                                                               High Income     Equity-Income         Growth
                                                                              -------------    -------------      -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................      $       --        $       --        $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)       125,837,554       223,253,201       285,601,304
Investment in shares of T. Rowe Price International Series, Inc. .......              --                --                --
Investment in shares of Alliance Capital Management Series .............
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --                --                --
    Total  assets ......................................................       125,837,554       223,253,201       285,601,304
                                                                              -------------    -------------      -------------

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            26,136            40,403            15,929
                                                                              -------------    -------------      -------------
    Net assets .........................................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
                                                                              -------------    -------------      -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
Units outstanding, December 31, 1999 ...................................        87,413,354       114,059,184        90,071,043
Net asset value per unit, December 31, 1999 ............................      $   1.439270      $   1.956991      $   3.170668


                                                                              T. Rowe Price
                                                                              International
                                                                                  Stock
                                                                              -------------
Investments in shares of Allmerica Investment Trust ....................      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)              --
Investment in shares of T. Rowe Price International Series, Inc. .......        91,538,064
Investment in shares of Alliance Capital Management Series .............              --
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --
                                                                              -------------
    Total  assets ......................................................        91,538,064

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            13,201
                                                                              -------------
    Net assets .........................................................      $ 91,524,863
                                                                              -------------
                                                                              -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $ 91,524,863
                                                                              -------------
                                                                              -------------
Units outstanding, December 31, 1999 ...................................        49,814,384
Net asset value per unit, December 31, 1999 ............................      $   1.837318


The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1999


                                                                                Select
                                                                              Aggressive        Select         Select Growth
                                                                                Growth          Growth           and Income
                                                                             -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $     203,047    $   3,728,869
                                                                             -------------    -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       3,018,333        4,843,128        4,156,950
  Administrative expense fees ............................................         373,052          598,589          513,781
                                                                             -------------    -------------    -------------
    Total expenses .......................................................       3,391,385        5,441,717        4,670,731
                                                                             -------------    -------------    -------------
    Net investment income (loss) .........................................      (3,391,385)      (5,238,670)        (941,862)
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................            --         12,903,330       24,961,950
  Net realized gain (loss) from sales of investments .....................      39,540,971       14,932,227        4,050,502
                                                                             -------------    -------------    -------------
    Net realized gain (loss)  ............................................      39,540,971       27,835,557       29,012,452
  Net unrealized gain (loss) .............................................      45,108,171       80,513,411       23,575,138
                                                                             -------------    -------------    -------------

    Net realized and unrealized  gain (loss) .............................      84,649,142      108,348,968       52,587,590
                                                                             -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ................     $81,257,757    $ 103,110,298    $  51,645,728
                                                                             -------------    -------------    -------------
                                                                             -------------    -------------    -------------


                                                                                                                  Select
                                                                                Select            Money       International
                                                                                Income            Market          Equity
                                                                             -------------    -------------   -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $   9,286,533    $   6,779,962   $        --
                                                                             -------------    -------------   -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,846,045        1,675,937       2,313,411
  Administrative expense fees ............................................         228,163          207,138         285,927
                                                                             -------------    -------------   -------------
    Total expenses .......................................................       2,074,208        1,883,075       2,599,338
                                                                             -------------    -------------   -------------
    Net investment income (loss) .........................................       7,212,325        4,896,887      (2,599,338)
                                                                             -------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................       1,147,781             --              --
  Net realized gain (loss) from sales of investments .....................        (405,783)            --        35,216,024
                                                                             -------------    -------------   -------------
    Net realized gain (loss)  ............................................         741,998             --        35,216,024
  Net unrealized gain (loss) .............................................     (11,289,090)            --        20,440,939
                                                                             -------------    -------------   -------------
    Net realized and unrealized  gain (loss) .............................     (10,547,092)            --        55,656,963
                                                                             -------------    -------------   -------------
    Net increase (decrease) in net assets from operations ................   $  (3,334,767)   $   4,896,887   $  53,057,625
                                                                             -------------    -------------   -------------
                                                                             -------------    -------------   -------------


                                                                                Select            Select
                                                                                Capital          Emerging
                                                                              Appreciation        Markets
                                                                             -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $      63,318
                                                                             -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,442,088          113,457
  Administrative expense fees ............................................         178,236           14,023
                                                                             -------------    -------------
    Total expenses .......................................................       1,620,324          127,480
                                                                             -------------    -------------
    Net investment income (loss) .........................................      (1,620,324)         (64,162)
                                                                             -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................         175,189             --
  Net realized gain (loss) from sales of investments .....................       3,879,467           62,828
                                                                             -------------    -------------
    Net realized gain (loss)  ............................................       4,054,656           62,828
  Net unrealized gain (loss) .............................................      24,372,518        4,991,227
                                                                             -------------    -------------
    Net realized and unrealized  gain (loss) .............................      28,427,174        5,054,055
                                                                             -------------    -------------
    Net increase (decrease) in net assets from operations ................   $  26,806,850    $   4,989,893
                                                                             -------------    -------------
                                                                             -------------    -------------


   The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     Select          Select          Alliance
                                                                     Value          Strategic        Premier      Fidelity VIP
                                                                  Opportunity        Growth          Growth*      High Income
                                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $        169    $     53,846    $       --      $  9,709,230
                                                                  ------------    ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................        369,054         160,660           4,767       1,480,008
  Administrative expense fees .................................         45,613          19,856             589         182,922
                                                                  ------------    ------------    ------------    ------------
    Total expenses ............................................        414,667         180,516           5,356       1,662,930
                                                                  ------------    ------------    ------------    ------------
    Net investment income (loss) ..............................       (414,498)       (126,670)         (5,356)      8,046,300
                                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      1,692,360            --              --           362,962
  Net realized gain (loss) from sales of investments ..........     (1,502,575)         39,567             367        (813,305)
                                                                  ------------    ------------    ------------    ------------
    Net realized gain (loss) ..................................        189,785          39,567             367        (450,343)
  Net unrealized gain (loss) ..................................       (996,153)      2,085,609         373,402        (335,164)
                                                                  ------------    ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................       (806,368)      2,125,176         373,769        (785,507)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $ (1,220,866)   $  1,998,506    $    368,413    $  7,260,793
                                                                  ------------    ------------    ------------    ------------
                                                                  ------------    ------------    ------------    ------------

                                                                                                  T. Rowe Price
                                                                  Fidelity VIP    Fidelity VIP    International
                                                                  Equity-Income      Growth           Stock
                                                                  ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $  2,715,163    $    275,171    $    324,142
                                                                  ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................      2,605,002       2,549,237         843,850
  Administrative expense fees .................................        321,967         315,074         104,296
                                                                  ------------    ------------    ------------
    Total expenses ............................................      2,926,969       2,864,311         948,146
                                                                  ------------    ------------    ------------
    Net investment income (loss) ..............................       (211,806)     (2,589,140)       (624,004)
                                                                  ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      6,001,940      17,301,381       1,018,731
  Net realized gain (loss) from sales of investments ..........      1,611,125       1,626,132      12,364,136
                                                                  ------------    ------------    ------------
    Net realized gain (loss) ..................................      7,613,065      18,927,513      13,382,867
  Net unrealized gain (loss) ..................................        910,958      50,612,325       9,156,450
                                                                  ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................      8,524,023      69,539,838      22,539,317
                                                                  ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $  8,312,217    $ 66,950,698    $ 21,915,313
                                                                  ------------    ------------    ------------
                                                                  ------------    ------------    ------------


* For the period 10/6/99 to 12/31/99.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Select
                                                                           Aggressive Growth                 Select Growth
                                                                         Year Ended December 31,         Year Ended December 31,
                                                                          1999           1998            1999             1998
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ....................................  $  (3,391,385)  $  (2,962,901)  $  (5,238,670)  $  (3,459,314)
  Net realized gain (loss) ........................................     39,540,971       3,969,770      27,835,557       6,072,884
  Net unrealized gain (loss) ......................................     45,108,171      17,405,709      80,513,411      74,575,052
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ..........     81,257,757      18,412,578     103,110,298      77,188,622
                                                                     -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...........................................     24,255,918      36,061,562      56,468,347      70,613,422
  Withdrawals .....................................................    (21,732,026)    (13,438,781)    (28,886,868)    (15,891,976)
  Contract benefits ...............................................     (3,115,459)     (2,728,888)     (6,001,518)     (3,404,074)
  Contract charges ................................................        (92,474)        (89,767)       (116,966)        (89,116)
  Transfers between sub-accounts (including fixed account), net ...     (9,064,037)     (7,180,823)     (2,504,767)        266,856
  Other transfers from (to) the General Account ...................      7,017,452       1,134,404      20,488,160       1,932,745
  Net increase (decrease) in investment by Sponsor ................           --              --              --              --
                                                                     -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions.     (2,730,626)     13,757,707      39,446,388      53,427,857
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ...........................     78,527,131      32,170,285     142,556,686     130,616,479

NET ASSETS:
  Beginning of year ...............................................    228,648,337     196,478,052     336,652,400     206,035,921
                                                                     -------------   -------------   -------------   -------------
  End of year .....................................................  $ 307,175,468   $ 228,648,337   $ 479,209,086   $ 336,652,400
                                                                     -------------   -------------   -------------   -------------
                                                                     -------------   -------------   -------------   -------------


                                                                         Select Growth and Income              Select Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (941,862)  $    (335,924)  $   7,212,325   $   5,303,429
  Net realized gain (loss) .........................................     29,012,452       1,988,959         741,998         191,685
  Net unrealized gain (loss) .......................................     23,575,138      32,750,667     (11,289,090)        575,603
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     51,645,728      34,403,702      (3,334,767)      6,070,717
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     48,537,477      63,681,715      24,820,260      43,005,439
  Withdrawals ......................................................    (24,493,254)    (15,115,743)    (13,453,696)     (8,082,420)
  Contract benefits ................................................     (6,377,979)     (4,138,997)     (2,636,252)     (1,772,510)
  Contract charges .................................................        (99,080)        (85,677)        (43,282)        (37,909)
  Transfers between sub-accounts (including fixed account), net ....     (8,982,046)        106,049     (11,621,085)      3,617,459
  Other transfers from (to) the General Account ....................     20,470,398       3,902,001      14,208,620       3,052,759
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     29,055,516      48,349,348      11,274,565      39,782,818
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     80,701,244      82,753,050       7,939,798      45,853,535

NET ASSETS:
  Beginning of year ................................................    295,926,306     213,173,256     140,034,473      94,180,938
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 376,627,550   $ 295,926,306   $ 147,974,271   $ 140,034,473
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------



                                                                              Money Market
                                                                          Year Ended December 31,
                                                                           1999            1998
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   4,896,887   $   3,859,624
  Net realized gain (loss) .........................................           --              --
  Net unrealized gain (loss) .......................................           --              --
                                                                      -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      4,896,887       3,859,624
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     58,002,004      65,100,611
  Withdrawals ......................................................    (34,935,305)    (20,168,912)
  Contract benefits ................................................     (8,743,929)     (5,486,115)
  Contract charges .................................................        (32,442)        (24,776)
  Transfers between sub-accounts (including fixed account), net ....     23,841,962      (7,256,363)
  Other transfers from (to) the General Account ....................      4,765,007         645,196
  Net increase (decrease) in investment by Sponsor .................           --              --
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     42,897,297      32,809,641
                                                                      -------------   -------------

  Net increase (decrease) in net assets ............................     47,794,184      36,669,265

NET ASSETS:
  Beginning of year ................................................    113,815,089      77,145,824
                                                                      -------------   -------------
  End of year ......................................................  $ 161,609,273   $ 113,815,089
                                                                      -------------   -------------
                                                                      -------------   -------------


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  Select                         Select
                                                                           International Equity           Capital Appreciation
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,599,338)  $       7,654   $  (1,620,324)  $  (1,175,589)
  Net realized gain (loss) .........................................     35,216,024       1,650,381       4,054,656      16,587,627
  Net unrealized gain (loss) .......................................     20,440,939      17,773,061      24,372,518      (4,726,710)
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     53,057,625      19,431,096      26,806,850      10,685,328
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     22,969,590      29,615,052      20,479,493      25,436,320
  Withdrawals ......................................................    (12,716,071)     (8,122,159)     (7,003,864)     (3,623,727)
  Contract benefits ................................................     (2,279,246)     (1,791,387)     (1,657,807)     (1,106,068)
  Contract charges .................................................        (60,729)        (56,589)        (37,408)        (30,776)
  Transfers between sub-accounts (including fixed account), net ....     (7,267,716)     (5,116,809)     (2,237,250)     (2,261,255)
  Other transfers from (to) the General Account ....................      9,337,645       1,294,775       6,878,405         654,274
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      9,983,473      15,822,883      16,421,569      19,068,768
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     63,041,098      35,253,979      43,228,419      29,754,096

NET ASSETS:
  Beginning of year ................................................    165,703,596     130,449,617     102,870,665      73,116,569
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 228,744,694   $ 165,703,596   $ 146,099,084   $ 102,870,665
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                   Select
                                                                               Emerging Markets
                                                                        Year Ended           Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (64,162)    $           (15,971)
  Net realized gain (loss) .........................................         62,828                 (24,720)
  Net unrealized gain (loss) .......................................      4,991,227                (309,858)
                                                                      -------------     --------------------

  Net increase (decrease)  in net assets from operations ...........      4,989,893                (350,549)
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      4,785,976               3,000,520
  Withdrawals ......................................................       (368,856)                (61,386)
  Contract benefits ................................................        (82,822)                 (9,898)
  Contract charges .................................................         (2,679)                   (134)
  Transfers between sub-accounts (including fixed account), net ....      3,126,568               1,172,968
  Other transfers from (to) the General Account ....................      1,899,441                 291,059
  Net increase (decrease) in investment by Sponsor .................           --                      --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,357,628               4,393,129
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     14,347,521               4,042,580

NET ASSETS:
  Beginning of year ................................................      4,042,580                    --
                                                                      -------------     --------------------
  End of year ......................................................  $  18,390,101     $         4,042,580
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                   Select
                                                                               Value Opportunity
                                                                        Year Ended          Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (414,498)    $             49,651
  Net realized gain (loss) .........................................        189,785                   (3,663)
  Net unrealized gain (loss) .......................................       (996,153)                 160,234
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........     (1,220,866)                 206,222
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     16,094,140               12,809,082
  Withdrawals ......................................................     (1,105,798)                (356,168)
  Contract benefits ................................................       (412,758)                 (49,956)
  Contract charges .................................................         (6,920)                    (478)
  Transfers between sub-accounts (including fixed account), net ....      2,467,165                4,206,999
  Other transfers from (to) the General Account ....................      6,882,082                1,218,807
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .     23,917,911               17,828,286
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     22,697,045               18,034,508

NET ASSETS:
  Beginning of year ................................................     18,034,508                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  40,731,553     $         18,034,508
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                  Select
                                                                             Strategic Growth
                                                                       Year Ended           Period From
                                                                        12/31/99        2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (126,670)    $            (28,486)
  Net realized gain (loss) .........................................         39,567                 (151,091)
  Net unrealized gain (loss) .......................................      2,085,609                  219,846
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........      1,998,506                   40,269
                                                                      -------------     --------------------
  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      7,433,586                5,671,296
  Withdrawals ......................................................       (679,903)                (209,854)
  Contract benefits ................................................        (83,051)                 (20,535)
  Contract charges .................................................         (3,223)                    (338)
  Transfers between sub-accounts (including fixed account), net ....        (49,588)               2,187,617
  Other transfers from (to) the General Account ....................      2,524,904                  723,590
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,142,725                8,351,776
                                                                      -------------     --------------------
  Net increase (decrease) in net assets ............................     11,141,231                8,392,045

NET ASSETS:
  Beginning of year ................................................      8,392,045                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  19,533,276     $          8,392,045
                                                                      -------------     --------------------
                                                                      -------------     --------------------

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                           Alliance
                                                                        Premier Growth
                                                                          Period from
                                                                      10/6/99* to 12/31/99
                                                                      --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $             (5,356)
  Net realized gain (loss) .........................................                   367
  Net unrealized gain (loss) .......................................               373,402
                                                                      --------------------

  Net increase (decrease)  in net assets from operations ...........               368,413
                                                                      --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................             6,222,365
  Withdrawals ......................................................              (196,510)
  Contract benefits ................................................                  --
  Contract charges .................................................                  (670)
  Transfers between sub-accounts (including fixed account), net ....                  --
  Other transfers from (to) the General Account ....................               172,591
  Net increase (decrease) in investment by Sponsor .................                    (3)
                                                                      --------------------
  Net increase (decrease) in net assets from contract transactions .             6,197,773
                                                                      --------------------

  Net increase (decrease) in net assets ............................             6,566,186

NET ASSETS:
  Beginning of year ................................................                  --
                                                                      --------------------
  End of year ......................................................         $   6,566,186
                                                                      --------------------
                                                                      --------------------


                                                                         Fidelity VIP High Income       Fidelity VIP Equity-Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999           1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   8,046,300   $   4,194,465   $    (211,806)  $    (415,937)
  Net realized gain (loss) .........................................       (450,343)      3,061,179       7,613,065       6,181,847
  Net unrealized gain (loss) .......................................       (335,164)    (13,622,064)        910,958       7,180,318
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      7,260,793      (6,366,420)      8,312,217      12,946,228
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     21,260,358      33,755,346      38,502,384      57,177,724
  Withdrawals ......................................................     (8,950,671)     (4,291,123)    (13,886,488)     (6,972,862)
  Contract benefits ................................................     (2,314,938)     (1,095,080)     (3,567,803)     (1,970,745)
  Contract charges .................................................        (32,098)        (24,772)        (56,448)        (41,629)
  Transfers between sub-accounts (including fixed account), net ....     (1,926,907)      5,384,061      (4,177,665)      3,401,689
  Other transfers from (to) the General Account ....................      9,311,665       1,643,387      19,756,379       3,352,791
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     17,347,409      35,371,819      36,570,359      54,946,968
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     24,608,202      29,005,399      44,882,576      67,893,196

NET ASSETS:
  Beginning of year ................................................    101,203,216      72,197,817     178,330,222     110,437,026
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 125,811,418   $ 101,203,216   $ 223,212,798   $ 178,330,222
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                                             T. Rowe Price
                                                                           Fidelity VIP Growth             International Stock
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                          1999             1998            1999            1998
                                                                      -------------   -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,589,140)  $  (1,086,153)  $    (624,004)  $     (41,275)
  Net realized gain (loss) .........................................     18,927,513      11,869,942      13,382,867         385,253
  Net unrealized gain (loss) .......................................     50,612,325      25,112,290       9,156,450       5,788,775
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease)  in net assets from operations ...........     66,950,698      35,896,079      21,915,313       6,132,753
                                                                      -------------   -------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     51,086,036      35,768,091      12,519,911      14,149,159
  Withdrawals ......................................................    (13,782,325)     (5,164,629)     (4,048,055)     (2,057,947)
  Contract benefits ................................................     (3,164,854)     (1,505,737)       (951,093)       (649,684)
  Contract charges .................................................        (58,541)        (37,556)        (21,525)        (18,009)
  Transfers between sub-accounts (including fixed account), net ....     19,475,643       3,426,882        (894,900)     (1,989,024)
  Other transfers from (to) the General Account ....................     17,547,185       1,296,933       5,061,257         812,777
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions .     71,103,144      33,783,984      11,665,595      10,247,272
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease) in net assets ............................    138,053,842      69,680,063      33,580,908      16,380,025

NET ASSETS:
  Beginning of year ................................................    147,531,533      77,851,470      57,943,955      41,563,930
                                                                      -------------   -------------    ------------    ------------
  End of year ......................................................  $ 285,585,375   $ 147,531,533    $ 91,524,863    $ 57,943,955
                                                                      -------------   -------------    ------------    ------------
                                                                      -------------   -------------    ------------    ------------

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1  - ORGANIZATION

     Allmerica Select Separate Account (Allmerica Select) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers fifteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Alliance Variable Products Series Fund, Inc.(Alliance) managed by Alliance Capital Management L.P.; or of the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Alliance, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3  - INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                Portfolio Information
                                                --------------------------------------------------------------
                                                                                                     Net Asset
                                                   Number of                 Aggregate                 Value
      Investment Portfolio                          Shares                     Cost                  Per Share
      --------------------                       -----------               ------------              ---------
Select Aggressive Growth ........                 90,058,975               $209,913,818              $ 3.411
Select Growth ...................                157,184,618                281,077,108                3.049
Select Growth and Income ........                194,907,413                288,280,073                1.933
Select Income ...................                155,283,933                156,838,773                0.953
Money Market ....................                161,507,693                161,507,693                1.000
Select International Equity .....                112,636,966                181,080,480                2.031
Select Capital Appreciation .....                 71,171,442                117,150,392                2.053
Select Emerging Markets .........                 14,246,523                 13,725,139                1.292
Select Value Opportunity ........                 26,793,321                 41,588,560                1.521
Select Strategic Growth .........                 17,352,214                 17,233,138                1.126
Alliance Premier Growth .........                    162,719                  6,208,580               40.450
Fidelity VIP High Income ........                 11,126,220                133,018,263               11.310
Fidelity VIP Equity-Income ......                  8,683,516                199,719,712               25.710
Fidelity VIP Growth .............                  5,199,368                199,026,231               54.930
T. Rowe Price International Stock                  4,807,671                 76,910,552               19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3020-92 (Allmerica Select Resource I), a contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter) and on Form A3028-99 (Allmerica Select Reward), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II and Select Reward contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II and Allmerica Select Reward contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

     Transactions from contractowners and sponsor were as follows:

                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Aggressive Growth
  Issuance of Units ..................................       75,252,384   $   215,594,821        28,443,354   $    71,461,752
  Redemption of Units ................................      (76,759,554)     (218,325,447)      (22,974,119)      (57,704,045)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       (1,507,170)  $    (2,730,626)        5,469,235   $    13,757,707
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth
  Issuance of Units ..................................       53,807,629   $   161,684,575        48,669,777   $   117,987,024
  Redemption of Units ................................      (40,286,966)     (122,238,187)      (26,664,319)      (64,559,167)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       13,520,663   $    39,446,388        22,005,458   $    53,427,857
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth and Income
  Issuance of Units ..................................       41,734,130   $   102,259,914        45,914,205   $    99,392,688
  Redemption of Units ................................      (30,125,418)      (73,204,398)      (23,587,262)      (51,043,340)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       11,608,712   $    29,055,516        22,326,943   $    48,349,348
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Income
  Issuance of Units ..................................       48,275,738   $    63,597,852        59,979,984   $    80,651,018
  Redemption of Units ................................      (40,009,593)      (52,323,287)      (30,202,528)      (40,868,200)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,266,145   $    11,274,565        29,777,456   $    39,782,818
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Money Market
  Issuance of Units ..................................      628,585,498   $   835,137,989       160,175,464   $   193,712,183
  Redemption of Units ................................     (594,333,800)     (792,240,692)     (132,822,470)     (160,902,542)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       34,251,698   $    42,897,297        27,352,994   $    32,809,641
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select International Equity
  Issuance of Units ..................................      164,673,863   $   284,544,051        35,836,093   $    56,782,369
  Redemption of Units ................................     (158,190,366)     (274,560,578)      (25,978,288)      (40,959,486)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        6,483,497   $     9,983,473         9,857,805   $    15,822,883
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Capital Appreciation
  Issuance of Units ..................................       39,275,736   $    78,604,034        25,684,264   $    44,175,487
  Redemption of Units ................................      (31,115,549)      (62,182,465)      (14,627,907)      (25,106,719)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,160,187   $    16,421,569        11,056,357   $    19,068,768
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Emerging Markets
  Issuance of Units ..................................       12,741,433   $    12,693,100         6,117,004   $     5,235,588
  Redemption of Units ................................       (3,448,629)       (3,335,472)         (907,615)         (842,459)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,292,804   $     9,357,628         5,209,389   $     4,393,129
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Value Opportunity
  Issuance of Units ..................................       55,225,027   $    50,439,314        20,566,820   $    20,586,826
  Redemption of Units ................................      (29,625,233)      (26,521,403)       (2,327,244)       (2,758,540)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       25,599,794   $    23,917,911        18,239,576   $    17,828,286
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------


                                     SA-10


                         ALLMERICA SELECT SEPARATE ACCOUNT

                     NOTES TO FINANCIAL STATEMENTS (Continued)


Note 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)


                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Strategic Growth
  Issuance of Units ..................................       13,362,189   $    13,598,310        10,583,703   $    10,307,180
  Redemption of Units ................................       (4,358,489)       (4,455,585)       (1,875,191)       (1,955,404)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,003,700   $     9,142,725         8,708,512   $     8,351,776
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Alliance Premier Growth
  Issuance of Units ..................................        5,570,878   $     6,498,202               -     $           -
  Redemption of Units ................................         (261,505)         (300,429)              -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        5,309,373   $     6,197,773               -     $           -
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP High Income
  Issuance of Units ..................................       38,346,359   $    53,501,177        42,299,742   $    60,272,832
  Redemption of Units ................................      (25,918,736)      (36,153,768)      (17,784,384)      (24,901,013)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       12,427,623   $    17,347,409        24,515,358   $    35,371,819
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Equity-Income
  Issuance of Units ..................................       46,507,097   $    91,172,489        48,319,788   $    87,225,760
  Redemption of Units ................................      (27,985,168)      (54,602,130)      (17,913,028)      (32,278,792)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       18,521,929   $    36,570,359        30,406,760   $    54,946,968
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Growth
  Issuance of Units ..................................       47,634,153   $   125,046,338        32,964,840   $    65,335,816
  Redemption of Units ................................      (20,618,401)      (53,943,194)      (15,681,080)      (31,551,832)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       27,015,752   $    71,103,144        17,283,760   $    33,783,984
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

T. Rowe Price International Stock
  Issuance of Units ..................................      115,271,622   $   173,722,453        17,721,810   $    23,965,360
  Redemption of Units ................................     (106,914,833)     (162,056,858)      (10,241,106)      (13,718,088)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,356,789   $    11,665,595         7,480,704   $    10,247,272
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 7 -  PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 1999 were as follows:

           Investment Portfolio                                  Purchases                    Sales
           --------------------                              --------------             --------------
Select Aggressive Growth .........................             $157,193,601               $163,300,688
Select Growth ....................................               90,300,034                 43,194,032
Select Growth and Income .........................               71,305,013                 18,086,672
Select Income ....................................               35,830,544                 16,211,638
Money Market .....................................              666,899,848                619,252,030
Select International Equity ......................              244,433,761                237,028,642
Select Capital Appreciation ......................               52,799,447                 37,807,126
Select Emerging Markets ..........................                9,928,319                    618,446
Select Value Opportunity .........................               43,234,342                 18,017,481
Select Strategic Growth ..........................               10,240,619                  1,219,247
Alliance Premier Growth ..........................                6,225,899                     17,686
Fidelity VIP High Income .........................               37,231,381                 11,448,574
Fidelity VIP Equity-Income .......................               56,271,017                 13,870,121
Fidelity VIP Growth ..............................               93,710,387                  7,879,073
T. Rowe Price International Stock ................              155,651,465                143,577,942
                                                             --------------             --------------
  Totals .........................................           $1,731,255,677             $1,331,529,398
                                                             --------------             --------------
                                                             --------------             --------------

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

     An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.


                                     SA-12